Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2018-2021) (Parenthetical) (Detail) - Plan 2018-21 [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	7 months	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan	19 months	31 months